Share Capital	12 Months Ended
Dec. 31, 2017
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Share Capital
21.	Share Capital

As of December 31, 2016 and 2017, the Group’s number of authorized shares is one billion.

	2016					2017
	Number of outstanding shares	Par value per share (Korean won)		Ordinary Shares (in millions of Korean won)		Number of outstanding shares	Par value per share (Korean won)		Ordinary Shares (in millions of Korean won)
Ordinary shares[1]	261,111,808	￦	5,000	￦	1,564,499	261,111,808	￦	5,000	￦	1,564,499

[1]	The Group retired 51,787,959 treasury shares against retained earnings. Therefore, the ordinary shares amount differs from the amount resulting from multiplying the number of shares issued by ￦5,000 par value per share of ordinary shares.